Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
4. INVESTMENTS
As of December 31, 2022, investment securities in the Company’s Trust Account consisted of $36.3 million in money market funds, $58.2 million in United States Treasury securities, $3.6 million in corporate bonds and $23.1 million in commercial paper. The money market funds are classified as cash equivalents in the consolidated balance sheets. The Company classifies its investments in fixed income securities as available-for-sale.
Available-for-sale
marketable securities are recorded at their estimated fair value. The amortized cost, gross unrealized holding loss included in other comprehensive income, and fair value of the investment securities on December 31, 2022 are presented in the table below. The Company did not hold investment securities at December 31, 2021.

	Amortized Cost as of December 31, 2022	Gross Unrealized Holding Loss	Fair Value as of December 31, 2022
Cash e quivalents
Money Market Funds	$36,346	$—	$36,346
Short-term investments:
United States Treasury Securities	58,514	(304)	58,210
Corporate Bonds	3,581	(10)	3,571
Commercial Papers	23,142	—	23,142

	$121,583	$(314)	$121,269

All of the Company’s
available-for-sale
securities have final maturities of one year or less. The Company reviews the individual securities that have unrealized losses in its short-term investment portfolio on a regular basis. The Company evaluates whether it has the intention to sell any of these investments and whether it is more likely than not that it will be required to sell any of them before recovery of the amortized cost basis. Neither of these criteria were met as of December 31, 2022. The Company additionally evaluates whether the decline in fair value of the securities below their amortized cost basis is related to credit losses or other factors. Based on this evaluation, the Company determined that unrealized losses of the above securities were primarily attributable to changes in interest rates and non-credit-related
factors. Accordingly, the Company determined that the unrealized losses were not other-than-temporary and that recording an impairment was therefore unnecessary for its short-term investments as of December 31, 2022. All of the Company’s available-for-sale
securities have been in an unrealized loss position for less than one year because they were all acquired in 2022. The Company did not have any available-for-sale
securities as of December 31, 2021.